LEASES (Tables)	12 Months Ended
Dec. 27, 2014
LEASES [Abstract]
Future Minimum Lease Payments
Future minimum payments under non-cancelable operating leases on December 27, 2014 are as follows (in thousands):

Operating Leases
2015	$4,865
2016	2,867
2017	2,187
2018	1,868
2019	1,533
Thereafter	897
Total minimum lease payments	$14,217